CONVERTIBLE NOTE	12 Months Ended
Dec. 31, 2023
CONVERTIBLE NOTE
CONVERTIBLE NOTE

NOTE 6 — CONVERTIBLE NOTE

During the years ended December 31, 2023 and 2022, the Company received $445,000 and $0, respectively, from ConnectM in the form of convertible notes, with terms identical to those of the Working Capital Loans (Note 5) from the Sponsor. As of December 31, 2023, $445,000 was due to ConnectM, included in convertible note on the consolidated balance sheet.